DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Instruments Fair Value Through Profit or Loss (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 21,604	$ 21,276
Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,699	4,019
Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	18,905	17,257
Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	812
Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,670
1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,879
1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	8,781
Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	8
Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	8,454
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,460	3,531
Foreign exchange contracts | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,467	1,815
Foreign exchange contracts | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	993	1,716
Foreign exchange contracts | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	761
Foreign exchange contracts | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	195
Foreign exchange contracts | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	706
Foreign exchange contracts | 1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	569
Foreign exchange contracts | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0
Foreign exchange contracts | Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	229
Interest rate swaps, cross currency interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional amount	19,108	17,632
Interest rate swaps, cross currency interest rate swaps and other | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,196	2,091
Interest rate swaps, cross currency interest rate swaps and other | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	17,912	15,541
Interest rate swaps, cross currency interest rate swaps and other | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	15
Interest rate swaps, cross currency interest rate swaps and other | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,475
Interest rate swaps, cross currency interest rate swaps and other | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,173
Interest rate swaps, cross currency interest rate swaps and other | 1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	8,212
Interest rate swaps, cross currency interest rate swaps and other | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	8
Interest rate swaps, cross currency interest rate swaps and other | Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	8,225
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	36	113
Commodity contracts | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	36	$ 113
Commodity contracts | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	36
Commodity contracts | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0
Commodity contracts | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 0